Cash and Cash Equivalents (Details) - Schedule of Caption Comprises Comprises - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents (Details) - Schedule of Caption Comprises Comprises [Line Items]
Cash on hand		S/ 1,020	S/ 727
Remittances in-transit		3,621	2,955
Total Cash and Cash equivalents		1,003,888	917,554
Current accounts [Member]
Cash and Cash Equivalents (Details) - Schedule of Caption Comprises Comprises [Line Items]
Bank accounts	[1]	263,295	382,414
Trust account - specific use founds [Member]
Cash and Cash Equivalents (Details) - Schedule of Caption Comprises Comprises [Line Items]
Bank accounts	[2]	421,149	416,464
Time deposits [Member]
Cash and Cash Equivalents (Details) - Schedule of Caption Comprises Comprises [Line Items]
Bank accounts	[3]	S/ 314,803	S/ 114,994

[1]	Current accounts are denominated in local and foreign currency, deposited in local and foreign banks with a high credit rating (note 8.B) and are freely available. These accounts earn interest at market rates.
[2]	The Corporation maintains unrestricted trust accounts in local and foreign banks for the management of funds for specific uses that are classified as:
[3]	Time deposits have maturities lower than ninety (90) days and may be renewed upon maturity. These deposits bear interest that fluctuates between 4.21% and 7.32%.